Partners Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Schedule of Preferred Units
As of December 31, 2012 and 2011, the following classes of Preferred OP Units (stated at their redemption values, in thousands, except unit and per unit data):

	Distributions per Annum		Units Issued and Outstanding		Balances
Class of Preferred Units	Percent	Per Unit	2012	2011	2012	2011
Class One	8.75%	$8.00	90,000	90,000	$8,229	$8,229
Class Two	1.84%	$0.46	18,589	19,289	465	482
Class Three	7.88%	$1.97	1,357,691	1,365,284	33,942	34,132
Class Four	8.00%	$2.00	644,954	755,999	16,124	18,900
Class Six	8.50%	$2.13	790,883	796,668	19,772	19,917
Class Seven	7.87%	$1.97	27,960	27,960	699	699
Class Eight	(1)	(1)	—	6,250	—	156
Total			2,930,077	3,061,450	$79,231	$82,515

(1) The Class Eight Partnership Preferred Units receive distributions equal to the per unit distribution on the common partnership units.

Temporary Equity
The redeemable Partnership Preferred Units presented in this reconciliation include the redeemable Preferred OP Units as well as the CRA Preferred Units held by Aimco, which, as further discussed in Note 12, were subject to a repurchase agreement prior to the final redemption that satisfied such agreement during 2011.

	2012	2011	2010
Balance at January 1	$83,384	$103,428	$116,656
Preferred distributions	(6,496)	(6,683)	(6,730)
Redemption of preferred units	(3,338)	(20,044)	(11,462)
Net income	6,496	6,683	4,964
Balance at December 31	$80,046	$83,384	$103,428